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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    June 30, 2009
                                                ------------------

Check here if Amendment [ ]; Amendment Number:
                                                  ------------
  This Amendment (Check only one.): [ ]  is a restatement.
                                    [ ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Tactical Allocation Group, LLC
Address:  600 South Adams Road, Suite 100
          Birmingham, MI  48009

Form 13F File Number:  028-12156

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     James F. Peters, Jr.
Title:    Chief Executive Officer
Phone:    (248) 283-2520

Signature, Place, and Date of Signing:


/s/ James F. Peters, Jr.             Birmingham, MI             August 12, 2009
--------------------------------------------------------------------------------
James F. Peters, Jr.                  City, State                      Date


Report Type  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:                              0
                                                 ----------------------

Form 13F Information Table Entry Total:                        12
                                                 ----------------------

Form 13F Information Table Value Total:                  $157,349
                                                 ----------------------
                                                       (thousands)



List of Other Included Managers:  NONE

Page 1 of 1                                                           06/30/2009

                                                     FORM 13F INFORMATION TABLE

                                         Name of Reporting Manager: Tactical Allocation Group, LLC
      Column 1:         Column 2:    Column 3:   Column 4:    Column 5:              Column 6:    Column 7:        Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                          Title                   Market
                           of         CUSIP       Value       Shares or                              Other
    Name of Issuer        Class       Number    (x$1,000)  Principal Amount  Investment Discretion   Mgrs.    Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                     SH/ Put/       Shared  Shared
                                                                     PRN Call Sole Defined  Other          Sole  Shared     None
------------------------------------------------------------------------------------------------------------------------------------

ISHARES EEM               MSCI EMG
                          MKTS        464287234    20,166   625,704  SH       SOLE                                          625,704
------------------------------------------------------------------------------------------------------------------------------------
ISHARES EFG               MSCI GR
                          INDX        464288885       658    14,243  SH       SOLE                                           14,243
------------------------------------------------------------------------------------------------------------------------------------
ISHARES EMB               COMMON      464288281     9,686   102,959  SH       SOLE                                          102,959
------------------------------------------------------------------------------------------------------------------------------------
ISHARES IGE               GS NAT RES
                          INDX        464287374     2,362    85,250  SH       SOLE                                           85,250
------------------------------------------------------------------------------------------------------------------------------------
ISHARES IWF               RUSSELL 1000
                          GR          464287614    22,053   537,492  SH       SOLE                                          537,492
------------------------------------------------------------------------------------------------------------------------------------
ISHARES IWP               RUSSELL MC
                          GR          464287481     6,436   176,576  SH       SOLE                                          176,576
------------------------------------------------------------------------------------------------------------------------------------
ISHARES LQD               IBOXX $ INV
                          GR          464287242    30,833   307,467  SH       SOLE                                          307,467
------------------------------------------------------------------------------------------------------------------------------------
ISHARES MBB               LEHMAN MBS  464288588    23,021   218,668  SH       SOLE                                          218,668
------------------------------------------------------------------------------------------------------------------------------------
ISHARES SLV               SILVER TR   46428Q109     3,418   255,450  SH       SOLE                                          255,450
------------------------------------------------------------------------------------------------------------------------------------
ISHARES TIP               US TIPS BD
                          FD          464287176    10,177   100,133  SH       SOLE                                          100,133
------------------------------------------------------------------------------------------------------------------------------------
SPDR SER TR LEHMAN INTL
BWX                       COMMON      78464A516    16,694   305,415  SH       SOLE                                          305,415
------------------------------------------------------------------------------------------------------------------------------------
STREETRACKS GOLD TR GLD   STREETTRAC
                          KS GOLD     863307104    11,845   129,910  SH       SOLE                                          129,910
------------------------------------------------------------------------------------------------------------------------------------
                   TOTAL                          157,349
------------------------------------------------------------------------------------------------------------------------------------